Disclosure of Income Statement Amounts Related to Investment Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Mall income	$ 269	$ 531	$ 507
Direct operating expenses arising from investment properties that generate right-of-use income	37	50	51
Direct operating expenses that did not generate right-of-use income	$ 6	$ 5	$ 5